Post-Employment Obligations And Compensatory Indemnity - Schedule of main categories of plan assets (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fair value of plan assets	R$ 9,094	R$ 8,947
Shares [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	1,083	1,076
Fixed income securities [Member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	6,666	6,560
Real estate property [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	509	479
Others [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	R$ 836	R$ 832